INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Value of investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	$ 751,475	$ 471,306
Share of results	37,114	400,732
Other comprehensive income	48,475	(38,441)
Dividends	(15,493)	(82,122)	$ (6,299)
Investments in non-consolidated companies, ending balance	821,571	751,475	471,306
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	681,711	422,948
Share of results	130,696	379,067
Other comprehensive income	48,145	(38,680)
Dividends	(14,487)	(81,624)
Impairment charge (Note 3 (f))	(120,360)	0
Investments in non-consolidated companies, ending balance	$ 725,705	$ 681,711	$ 422,948